Janus Henderson VIT Global Research Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares	Value
Common Stocks – 99.4%
Aerospace & Defense – 4.1%
BAE Systems PLC	763,655	$15,449,983
General Electric Co	74,992	15,009,649
Howmet Aerospace Inc	52,344	6,790,587
		37,250,219
Airlines – 0.4%
Ryanair Holdings PLC	200,687	4,029,076
Automobiles – 0.6%
Toyota Motor Corp	324,100	5,717,403
Banks – 7.9%
Banco Bilbao Vizcaya Argentaria SA	636,368	8,673,676
BNP Paribas SA	101,531	8,454,978
Erste Group Bank AG	134,855	9,368,482
HDFC Bank Ltd	209,344	4,459,273
JPMorgan Chase & Co	80,159	19,663,003
Natwest Group PLC	1,619,198	9,484,839
UniCredit SpA	211,246	11,855,575
		71,959,826
Beverages – 2.0%
Constellation Brands Inc - Class A	26,114	4,792,441
Monster Beverage Corp*	163,720	9,580,895
Pernod Ricard SA	36,248	3,600,211
		17,973,547
Biotechnology – 1.8%
Amgen Inc	10,893	3,393,714
Argenx SE (ADR)*	5,562	3,291,953
Ascendis Pharma A/S (ADR)*	14,340	2,235,032
Avidity Biosciences Inc*	28,251	833,970
Vaxcyte Inc*	21,591	815,276
Vertex Pharmaceuticals Inc*	12,206	5,917,713
		16,487,658
Building Products – 0.7%
Trane Technologies PLC	19,310	6,505,925
Capital Markets – 3.3%
Ares Management Corp - Class A	34,877	5,113,317
Blackstone Group Inc	41,920	5,859,578
Charles Schwab Corp	70,141	5,490,637
LPL Financial Holdings Inc	21,895	7,162,730
Morgan Stanley	50,179	5,854,384
		29,480,646
Consumer Finance – 1.3%
Capital One Financial Corp	48,716	8,734,779
OneMain Holdings Inc	61,001	2,981,729
		11,716,508
Diversified Financial Services – 4.2%
Apollo Global Management Inc	36,283	4,968,594
Global Payments Inc	25,174	2,465,038
Mastercard Inc - Class A	27,873	15,277,749
Visa Inc	43,754	15,334,027
		38,045,408
Electric Utilities – 0.7%
Xcel Energy Inc	93,121	6,592,036
Electrical Equipment – 0.7%
Eaton Corp PLC	24,452	6,646,787
Electronic Equipment, Instruments & Components – 1.2%
Hexagon AB - Class B	1,049,577	11,250,978
Entertainment – 2.6%
Liberty Media Corp-Liberty Formula One - Series C*	110,272	9,925,583
Netflix Inc*	11,126	10,375,329
Spotify Technology SA*	5,470	3,008,664
		23,309,576
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	43,316	5,745,867
Align Technology Inc*	9,553	1,517,590
Boston Scientific Corp*	52,694	5,315,771
DexCom Inc*	31,412	2,145,125

	Shares	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Intuitive Surgical Inc*	1,890	$936,060
Lantheus Holdings Inc*	28,473	2,778,965
		18,439,378
Health Care Providers & Services – 1.6%
McKesson Corp	6,532	4,395,970
UnitedHealth Group Inc	19,053	9,979,009
		14,374,979
Hotels, Restaurants & Leisure – 2.8%
Booking Holdings Inc	1,132	5,215,022
DoorDash Inc - Class A*	24,524	4,482,251
Flutter Entertainment PLC*	5,925	1,312,684
Hilton Worldwide Holdings Inc	17,721	4,032,414
McDonald's Corp	32,773	10,237,302
		25,279,673
Independent Power and Renewable Electricity Producers – 1.5%
RWE AG	98,232	3,508,199
Vistra Corp	81,981	9,627,849
		13,136,048
Industrial Conglomerates – 1.6%
3M Co	95,494	14,024,249
Insurance – 3.3%
Arthur J Gallagher & Co	27,626	9,537,600
Beazley PLC	485,003	5,834,215
Progressive Corp/The	50,548	14,305,589
		29,677,404
Interactive Media & Services – 5.9%
Alphabet Inc - Class C	184,711	28,857,399
Meta Platforms Inc - Class A	42,769	24,650,341
		53,507,740
Life Sciences Tools & Services – 0.5%
Danaher Corp	22,085	4,527,425
Machinery – 3.0%
Alstom SA*	444,564	9,841,270
Atlas Copco AB - Class A	547,329	8,773,013
Deere & Co	17,662	8,289,660
		26,903,943
Metals & Mining – 1.2%
Rio Tinto PLC	53,176	3,178,392
Teck Resources Ltd	204,071	7,434,430
		10,612,822
Multiline Retail – 3.1%
Amazon.com Inc*	147,680	28,097,597
Oil, Gas & Consumable Fuels – 4.5%
Canadian Natural Resources Ltd	181,524	5,586,130
Cheniere Energy Inc	12,772	2,955,441
Chevron Corp	39,827	6,662,659
ConocoPhillips	46,157	4,847,408
EOG Resources Inc	26,772	3,433,241
Marathon Petroleum Corp	4,914	715,921
Suncor Energy Inc	115,781	4,483,506
TC Energy Corp	169,374	7,999,623
TotalEnergies SE	70,274	4,541,431
		41,225,360
Personal Products – 1.8%
Unilever PLC	278,837	16,607,520
Pharmaceuticals – 5.3%
AstraZeneca PLC	70,577	10,312,508
Eli Lilly & Co	16,653	13,753,879
Johnson & Johnson	73,643	12,212,955
Novo Nordisk A/S - Class B	18,646	1,292,539
Sanofi	81,864	9,070,487
Verona Pharma PLC (ADR)*	21,317	1,353,416
		47,995,784
Professional Services – 0.6%
Booz Allen Hamilton Holding Corp	52,000	5,438,160
Semiconductor & Semiconductor Equipment – 10.1%
Analog Devices Inc	13,255	2,673,136
ASML Holding NV	15,588	10,313,564
Broadcom Inc	81,425	13,632,988
Lam Research Corp	56,475	4,105,732

	Shares	Value
Common Stocks – (continued)
Semiconductor & Semiconductor Equipment – (continued)
Marvell Technology Inc	49,126	$3,024,688
NVIDIA Corp	412,500	44,706,750
Taiwan Semiconductor Manufacturing Co Ltd	462,000	12,880,516
		91,337,374
Software – 9.1%
Autodesk Inc*	20,623	5,399,101
Cadence Design Systems Inc*	9,473	2,409,268
Constellation Software Inc/Canada	1,357	4,297,972
Datadog Inc - Class A*	31,321	3,107,357
HubSpot Inc*	2,808	1,604,182
Intuit Inc	11,587	7,114,302
Microsoft Corp	121,393	45,569,718
Oracle Corp	32,940	4,605,341
ServiceNow Inc*	2,670	2,125,694
Synopsys Inc*	15,134	6,490,216
		82,723,151
Specialized Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp	25,593	5,569,037
Specialty Retail – 2.2%
O'Reilly Automotive Inc*	7,170	10,271,599
TJX Cos Inc	81,758	9,958,124
		20,229,723
Technology Hardware, Storage & Peripherals – 3.3%
Apple Inc	136,501	30,320,967
Textiles, Apparel & Luxury Goods – 1.5%
Gildan Activewear Inc	57,079	2,524,033
LVMH Moet Hennessy Louis Vuitton SE	8,325	5,196,996
Moncler SpA	39,292	2,427,704
NIKE Inc - Class B	54,155	3,437,760
		13,586,493
Trading Companies & Distributors – 1.1%
Ferguson Enterprises Inc/DE	61,137	9,692,736
Wireless Telecommunication Services – 1.3%
T-Mobile US Inc	43,485	11,597,884
Total Common Stocks (cost $535,464,259)		901,871,040
Preferred Stocks – 0.5%
Automobiles – 0.5%
Dr Ing hc F Porsche AGž (cost $7,058,671)	84,507	4,208,813
Private Placements – 0%
Health Care Providers & Services – 0%
API Holdings Private Ltd*,¢,§ (cost $2,347,416)	3,231,470	191,693
Investment Companies – 0%
Money Markets – 0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº,£ (cost $193,902)	193,863	193,902
Total Investments (total cost $545,064,248) – 99.9%		906,465,448
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,185,085
Net Assets – 100%		$907,650,533

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$663,727,355	73.2%
United Kingdom	45,613,353	5.0
France	40,705,373	4.5
Canada	32,325,694	3.6
Netherlands	26,921,084	3.0
Sweden	23,032,655	2.5
Italy	14,283,279	1.6
Taiwan	12,880,516	1.4
Austria	9,368,482	1.0
Spain	8,673,676	1.0
Germany	7,717,012	0.9
Japan	5,717,403	0.6
India	4,650,966	0.5
Ireland	4,029,076	0.4
Denmark	3,527,571	0.4
Belgium	3,291,953	0.4
Total	$906,465,448	100.0%

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 12/31/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 3/31/25	Ending Shares	Dividend Income
Investment Companies - 0%
Money Markets - 0%
Janus Henderson Cash Liquidity Fund LLC, 4.3210%ºº
	$3,248,072	$22,946,399	$(26,000,569)	$-	$-	$193,902	193,863	$40,134
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 4.2319%ºº
	-	903,320	(903,320)	-	-	-	-	10 ∆
Total Affiliated Investments - 0.0%
	$3,248,072	$23,849,719	$(26,903,889)	$-	$-	$193,902	193,863	$40,144

Average Ending Monthly Value of Derivative Instruments During the Period Ended March 31, 2025
Total return swaps:
Average notional amount	$3,814,807

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

ž
Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended March 31, 2025 is
$4,208,813, which represents 0.5% of net assets.

*	Non-income producing security.
ºº	Rate shown is the 7-day yield as of March 31, 2025.
¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended March 31, 2025 is $191,693, which represents 0.0% of net assets.
£
The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
§	Schedule of Restricted Securities (as of March 31, 2025)

	Acquisition Date	Cost	Value	Value as a % of Net Assets
API Holdings Private Ltd	9/27/21	$2,347,416	$191,693	0.0%
The Portfolio has registration rights for certain restricted securities held as of March 31, 2025. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$21,800,236	$15,449,983	$-
Airlines	-	4,029,076	-
Automobiles	-	5,717,403	-
Banks	19,663,003	52,296,823	-
Beverages	14,373,336	3,600,211	-
Electronic Equipment, Instruments & Components	-	11,250,978	-
Independent Power and Renewable Electricity Producers	9,627,849	3,508,199	-
Insurance	23,843,189	5,834,215	-
Machinery	8,289,660	18,614,283	-
Metals & Mining	7,434,430	3,178,392	-
Oil, Gas & Consumable Fuels	36,683,929	4,541,431	-
Personal Products	-	16,607,520	-
Pharmaceuticals	27,320,250	20,675,534	-
Semiconductor & Semiconductor Equipment	68,143,294	23,194,080	-
Textiles, Apparel & Luxury Goods	5,961,793	7,624,700	-
Trading Companies & Distributors	-	9,692,736	-
All Other	452,914,507	-	-
Preferred Stocks	-	4,208,813	-
Private Placements	-	-	191,693
Investment Companies	-	193,902	-
Total Assets	$696,055,476	$210,218,279	$191,693

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments.
The Portfolio's management has determined the Portfolio did not hold a significant amount of Level 3 securities as of March 31, 2025.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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